Summarized Financial Data - Chevron Phillips Chemical Company LLC - Summary of Income Statement Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary Statements Captions [Line Items]
Percentage of affiliate by summarized financial information	100.00%
Summarized Financial Data - Chevron Transport Corporation
Total costs and other deductions	$ 171,365	$ 196,578	$ 140,826
Net Income (Loss) Attributable to Chevron Corporation	$ 21,369	35,465	15,625	$ (5,500)
Chevron Phillips Chemical Company LLC
Subsidiary Statements Captions [Line Items]
Percentage of affiliate by summarized financial information	100.00%
Summarized Financial Data - Chevron Transport Corporation
Total costs and other deductions	$ 10,561	12,870	10,862
Net Income (Loss) Attributable to Chevron Corporation	1,173	1,662	3,684
Chevron Phillips Chemical Company LLC | Oil and Gas
Summarized Financial Data - Chevron Transport Corporation
Sales and other operating revenues	$ 11,560	$ 14,180	$ 14,104
Chevron Phillips Chemical Company LLC
Subsidiary Statements Captions [Line Items]
Equity method investment, ownership percentage	50.00%